UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 23, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33
Form13F Information Table Value Total: $    194,671,069

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

ACE Ltd                                 Common Stock	 H0023R105  $6,123,600 	 	   81,000     Sole	 	     Sole
AON PLC                                 Common Stock	 G0408V102  $6,013,350 		  115,000     Sole		     Sole
Applied Materials                       Common Stock   	 038222105  $5,582,500 		  500,000     Sole		     Sole
Cigna Corp                              Common Stock	 125509109  $5,990,590 		  127,000     Sole		     Sole
Cisco Systems Inc                       Common Stock	 17275R102  $6,318,790 		  331,000     Sole		     Sole
Citigroup Inc                           Common Stock	 172967424  $6,229,888 		  190,400     Sole		     Sole
Colgate-Palmolive Co                    Common Stock	 194162103  $6,540,420 		   61,000     Sole		     Sole
ConocoPhillips                          Common Stock	 20825C104  $4,860,300 	  	   85,000     Sole		     Sole
Corning Inc                             Common Stock	 219350105  $5,772,850 	 	  439,000     Sole		     Sole
Dell Inc                                Common Stock	 24702R101  $4,604,620 	 	  467,000     Sole		     Sole
Edison International                    Common Stock	 281020107  $6,122,460 		  134,000     Sole		     Sole
Exxon Mobil Corp                        Common Stock	 30231G102  $6,675,850 	  	   73,000     Sole		     Sole
General Electric Co                     Common Stock	 369604103  $6,426,930 		  283,000     Sole		     Sole
Hewlett-Packard Co                      Common Stock	 428236103  $4,657,380 	 	  273,000     Sole		     Sole
Intel Corp                              Common Stock	 458140100  $5,261,760 	  	  232,000     Sole		     Sole
Intl Bus Machines                       Common Stock	 459200101  $6,016,050 	 	   29,000     Sole		     Sole
Johnson & Johnson                       Common Stock     478160104  $5,926,260             86,000     Sole                   Sole
JPMorgan Chase & Co                     Common Stock     46625H100  $6,193,440            153,000     Sole                   Sole
Loews Corp                              Common Stock	 540424108  $6,230,260 	 	  151,000     Sole		     Sole
LVMH Moet Hennessy                      Common Stock	 FP4061412  $5,713,331 	 	   38,000     Sole		     Sole
Mattel Inc                              Common Stock	 577081102  $6,421,880 	 	  181,000     Sole		     Sole
Metlife Inc                             Common Stock	 59156R108  $4,893,320 		  142,000     Sole		     Sole
Microsoft Corp                          Common Stock	 594918104  $6,134,680 		  206,000     Sole		     Sole
Nvidia Corp                             Common Stock	 67066G104  $5,776,220 		  433,000     Sole		     Sole
Oracle Corp                             Common Stock	 68389X105  $6,014,590 		  191,000     Sole		     Sole
PNC Financial Svs.                      Common Stock	 693475105  $6,562,400 		  104,000     Sole		     Sole
PPL Corp                                Common Stock	 69351T106  $5,955,250 		  205,000     Sole		     Sole
Schlumberger Ltd                        Common Stock	 806857108  $5,424,750 	  	   75,000     Sole		     Sole
Sempra Energy                           Common Stock	 816851109  $5,739,610 	 	   89,000     Sole		     Sole
State Street Corp                       Common Stock	 857477103  $5,916,360 	 	  141,000     Sole		     Sole
Time Warner Inc                         Common Stock	 887317303  $6,527,520 	 	  144,000     Sole		     Sole
TJX Cos Inc                             Common Stock	 872540109  $6,225,810 	 	  139,000     Sole		     Sole
UnitedHealth Group                      Common Stock	 91324P102  $5,818,050 		  105,000     Sole		     Sole

====================================================================================================================================

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